Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: February 10, 2022

Payment Date	2/15/2022
Collection Period Start	1/1/2022
Collection Period End	1/31/2022
Interest Period Start	1/18/2022
Interest Period End	2/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$225,440,267.42	$22,056,226.88	$203,384,040.54	0.443102	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$392,186,267.42	$22,056,226.88	$370,130,040.54

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$395,713,133.50	$373,656,906.62	0.264865
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$395,713,133.50	$373,656,906.62
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$225,440,267.42	1.92000%	30/360	$360,704.43
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$392,186,267.42			$648,692.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$395,713,133.50	$373,656,906.62
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$395,713,133.50	$373,656,906.62
Number of Receivable Outstanding	38,286	37,229
Weight Average Contract Rate	4.70%	4.71%
Weighted Average Remaining Term (months)	32	32

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,569,879.37
Principal Collections	$22,011,941.47
Liquidation Proceeds	$81,277.02
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,663,097.86
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,663,097.86

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$329,760.94	$329,760.94	$—	$—	$23,333,336.92
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,333,336.92
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,333,336.92
Interest - Class A-3 Notes	$360,704.43	$360,704.43	$—	$—	$22,972,632.49
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$22,769,409.89
First Allocation of Principal	$—	$—	$—	$—	$22,769,409.89
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$22,744,015.49
Second Allocation of Principal	$—	$—	$—	$—	$22,744,015.49
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$22,716,269.76
Third Allocation of Principal	$4,421,360.80	$4,421,360.80	$—	$—	$18,294,908.96
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,263,283.53
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,155,283.53
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,155,283.53
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$628,417.45
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$628,417.45
Remaining Funds to Certificates	$628,417.45	$628,417.45	$—	$—	$—
Total	$23,663,097.86	$23,663,097.86	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$395,713,133.50	$373,656,906.62
Note Balance	$392,186,267.42	$370,130,040.54
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	5	$44,285.41
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	99	$81,277.02
Monthly Net Losses (Liquidation Proceeds)			$(36,991.61)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.12)%
Second Preceding Collection Period			(0.04)%
Preceding Collection Period			0.09%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			(0.04)%
Cumulative Net Losses for All Periods			$2,114,561.47
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	83	$1,104,576.79
60-89 Days Delinquent	0.12%	33	$454,236.39
90-119 Days Delinquent	0.02%	6	$69,990.26
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.44%	122	$1,628,803.44

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	—	$—
Total Repossessed Inventory	—	$—

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	39	$524,226.65
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.11%
Current Collection Period		0.14%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.47	0.13%	36	0.10%